Assumptions Used in Estimating Fair Value of Award Grants (Detail) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Interest rates range minimum	0.60%	0.70%	1.10%
Interest rates range maximum	1.10%	1.70%	2.40%
Lower Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.20	$ 0.16	$ 0.13
Upper Limit
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Dividends per share (quarterly amounts)	$ 0.23	$ 0.20	$ 0.16